Label	Element	Value
AIG Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AIG Japan Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the AIG Japan Fund (the “Japan Fund” or the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 151% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	151.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategy is country-specific investing. The strategy of country-specific investing involves investing in securities that focus on a particular country.

The principal investment technique of the Fund is active trading of securities of Japanese issuers and other investments that are tied economically to Japan (“Japanese companies”). Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in Japanese companies. The Fund will invest primarily in common stocks and may invest in securities of companies of any size. The Fund may also invest in other equity securities, which include, without limitation, preferred stock, convertible securities, depositary receipts, rights and warrants.

In selecting investments for the Fund, the Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), will employ a contrarian investment process, which is based on valuation and behavioral finance principles applied to overlooked and misunderstood companies. In particular, the investment process incorporates traditional assessments of financial strength and management credibility with a disciplined approach to determining the current state of investor sentiment toward each industry and securities within the investment universe. The primary principle behind this process is that markets overreact to unexpected negative news, causing share prices to deeply undervalue near-term information.

The principal investment strategy and principal investment techniques of the Fund may be changed without shareholder approval. You will receive at least 60 days’ notice of any change to the 80% investment policy set forth above.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Fund’s investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goal. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen. In addition, individual securities selected for the Fund may underperform the market generally. Moreover, while the Fund will seek to invest in securities that Wellington Management believes are misunderstood in the market or out-of-favor, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be attractively valued may actually be appropriately priced.

Geographic Concentration. Because the Fund concentrates its investments in Japan, the Fund’s performance is expected to be closely tied to social, political and economic conditions of that country. As a result, the Fund is likely to be more volatile than more geographically diverse international funds.

Japan Exposure. The Japanese economy faces a number of long-term problems, including massive government debt, the aging and shrinking of the population, an unstable financial sector and low domestic consumption. Japan has experienced natural disasters of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

International Investing. When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and are subject to settlement practices and regulatory and financial reporting standards that differ from those in the U.S. In addition, the Fund’s performance may be affected by the broader Asian region, which includes emerging markets. Emerging markets are typically more volatile than more developed markets.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading. As part of the Fund’s principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION*
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and compare the Fund’s average annual returns to those of the Morgan Stanley Capital International (“MSCI”) Japan Index (Net), a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the Table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003.

Class W shares have not commenced operations as of the date of this Prospectus. As a result, no performance information is available. The returns for Class W shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the classes have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and compare the Fund’s average annual returns to those of the Morgan Stanley Capital International (“MSCI”) Japan Index (Net), a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class W shares have not commenced operations as of the date of this Prospectus. As a result, no performance information is available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aig.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	AIG JAPAN FUND (Class A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*	Effective January 27, 2012, the name of the Fund was changed to the SunAmerica Japan Fund and certain corresponding changes were made to the Fund’s investment strategy and techniques. Prior to this date, the Fund was managed as an international small-cap fund. The performance shown prior to January 27, 2012 represents the performance of the Fund as an international small-cap fund. Accordingly, this performance information does not reflect the management of the Fund in accordance with its current investment strategy and techniques.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the Bar Chart, the highest return for a quarter was 23.54% (quarter ended June 30, 2009) and the lowest return for a quarter was -27.29% (quarter ended September 30, 2008).

The Fund’s cumulative year-to-date return through the most recent calendar quarter ended March 31, 2017 was 9.38%.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns for Class W shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the classes have different expenses.
Year to Date Return, Label	rr_YearToDateReturnLabel	cumulative year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.29%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the Table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2016)
AIG Japan Fund | MSCI Japan Index (Net)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past One Year	rr_AverageAnnualReturnYear01	2.38%
Average Annual Returns, Past Five Years	rr_AverageAnnualReturnYear05	8.17%
Average Annual Returns, Past Ten Years	rr_AverageAnnualReturnYear10	0.54%
AIG Japan Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement	rr_ExpensesOverAssets	2.27%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.57%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 536
AIG Japan Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2007	rr_AnnualReturn2007	4.02%
Annual Return 2008	rr_AnnualReturn2008	(50.46%)
Annual Return 2009	rr_AnnualReturn2009	35.25%
Annual Return 2010	rr_AnnualReturn2010	21.01%
Annual Return 2011	rr_AnnualReturn2011	(19.21%)
Annual Return 2012	rr_AnnualReturn2012	3.79%
Annual Return 2013	rr_AnnualReturn2013	27.93%
Annual Return 2014	rr_AnnualReturn2014	(2.77%)
Annual Return 2015	rr_AnnualReturn2015	7.42%
Annual Return 2016	rr_AnnualReturn2016	2.69%
Average Annual Returns, Past One Year	rr_AverageAnnualReturnYear01	(3.27%)
Average Annual Returns, Past Five Years	rr_AverageAnnualReturnYear05	6.07%
Average Annual Returns, Past Ten Years	rr_AverageAnnualReturnYear10	(0.89%)
AIG Japan Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past One Year	rr_AverageAnnualReturnYear01	(3.19%)
Average Annual Returns, Past Five Years	rr_AverageAnnualReturnYear05	4.56%
Average Annual Returns, Past Ten Years	rr_AverageAnnualReturnYear10	(1.97%)
AIG Japan Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past One Year	rr_AverageAnnualReturnYear01	(1.54%)	[4]
Average Annual Returns, Past Five Years	rr_AverageAnnualReturnYear05	4.34%	[4]
Average Annual Returns, Past Ten Years	rr_AverageAnnualReturnYear10	(0.76%)	[4]

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Any waivers and/or reimbursements made by SunAmerica pursuant to the Expense Limitation Agreement are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense cap in effect at the time the waivers and/or reimbursements occurred.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica" or the "Adviser") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.70% and Class W shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the trustees of the Board who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended.
[4]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.